CONVERTIBLE LOANS FROM SHAREHOLDERS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONVERTIBLE LOANS FROM SHAREHOLDERS [Abstract]
Loan from shareholders	$ 200	$ 400
Equity offering		$ 7,000